Revenue Interest Financing, Side Letter, and PIPE Conversion Option - Additional Information (Details) - Revenue Interest Financing Agreement $ / shares in Units, $ in Thousands	Feb. 09, 2023 USD ($) Day $ / shares	Sep. 30, 2023 USD ($)	Aug. 01, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues Interest Financing Liability		$ 40,000	$ 40,000
Pre payments percentage	165.00%
Issuance costs			1,200
Stock price | $ / shares	$ 10
December 31, 2027
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage	100.00%
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of annual net sales	6.00%
Remittance of revenue interest payments percentage	10.00%
Revenue interest payments percentage	260.00%
Volume weighted average price per share | $ / shares	$ 7.04
Conversion of PIPE subscription to revenue interest finance	$ 7,500	$ 7,500
Trading days | Day	30
Maximum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payments percentage	240.00%
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage	100.00%
Trading days | Day	20
Minimum | December 31, 2030
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue interest payments percentage	240.00%
PIPE Conversion Option
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issue-date estimated fair value			$ 3,300